INVESTMENT PROPERTIES, Summary (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in investment property [abstract]
Beginning balance	$ 34,346
Ending balance	32,118	$ 34,387
Cost [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance	38,289	36,819
Additions	279	447
Disposals	(616)
Exchange adjustments	(856)	(338)
Ending balance	37,096	36,928
Accumulated Depreciation [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance	(3,943)	(1,277)
Charge for the period	(1,347)	(1,280)
Disposals	218
Exchange adjustments	94	16
Ending balance	(4,978)	(2,541)
Leasehold Land [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance	5,314
Ending balance	4,632	5,372
Leasehold Land [Member] | Cost [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance	5,915	5,746
Additions	38	80
Disposals	(616)
Exchange adjustments	(152)	(63)
Ending balance	5,185	5,763
Leasehold Land [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance	(601)	(199)
Charge for the period	(185)	(195)
Disposals	218
Exchange adjustments	15	3
Ending balance	(553)	(391)
Building [Member]
Reconciliation of changes in investment property [abstract]
Ending balance	26,411	28,353
Building [Member] | Cost [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance	31,273	30,679
Additions	0	33
Disposals	0
Exchange adjustments	(669)	(271)
Ending balance	30,604	30,441
Building [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance	(3,205)	(1,051)
Charge for the period	(1,063)	(1,050)
Disposals	0
Exchange adjustments	75	13
Ending balance	(4,193)	(2,088)
Others [Member]
Reconciliation of changes in investment property [abstract]
Ending balance	1,075	662
Others [Member] | Cost [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance	1,101	394
Additions	241	334
Disposals	0
Exchange adjustments	(35)	(4)
Ending balance	1,307	724
Others [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance	(137)	(27)
Charge for the period	(99)	(35)
Disposals	0
Exchange adjustments	4	0
Ending balance	$ (232)	$ (62)